Retirement And Pension Plans (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Actuarial loss	¥ (39,794)	¥ (28,344)
Prior service benefit	2,820	3,628
Total recognized in accumulated other comprehensive income (loss), before tax	¥ (36,974)	¥ (24,716)